Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss for the year	$ (35,355)	$ (18,790)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation	13,967	7,236
Stock-based compensation	22,896	7,805
Vesting of restricted shares	202	353
Unrealized foreign exchange (gain) loss	(969)	1,828
Changes in operating assets and liabilities:
Trade and other receivables	(2,356)	1,176
Merchant cash advances receivable, net	(11,896)	0
Other current assets	(2,604)	(4,708)
Accounts payable and accrued liabilities	19,813	11,097
Deferred revenue	7,699	6,218
Lease incentives	2,620	3,541
Net cash provided by operating activities	14,017	15,756
Cash flows from investing activities
Purchase of marketable securities	(369,208)	(111,154)
Maturity of marketable securities	139,872	48,350
Acquisitions of property and equipment	(23,773)	(16,525)
Acquisitions of intangible assets	(2,463)	(4,511)
Acquisition of businesses, net of cash acquired	(14,114)	0
Net cash used in investing activities	(269,686)	(83,840)
Cash flows from financing activities
Proceeds from initial public offering, net of issuance costs	0	136,251
Proceeds from the exercise of stock options	4,162	1,604
Proceeds from follow-on public offering, net of issuance costs	224,423	0
Net cash provided by financing activities	228,585	137,855
Effect of foreign exchange on cash and cash equivalents	1,027	(1,654)
Net increase (decrease) in cash and cash equivalents	(26,057)	68,117
Cash and cash equivalents – Beginning of Year	110,070	41,953
Cash and cash equivalents – End of Year	84,013	110,070
Non-cash investing activities:
Acquired property and equipment remaining unpaid	587	1,295
Capitalized stock-based compensation	$ 649	$ 362